2. Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Accounts Receivable	$ 116,878
Allowance for Doubtful Accounts
Net Accounts Receivable	$ 116,878
Quarter One Report [Member]
Accounts Receivable		$ 1,419,247
Allowance for Doubtful Accounts
Net Accounts Receivable		$ 1,419,247